CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Stock Option Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2015	Jul. 31, 2016	Apr. 30, 2016	Jul. 31, 2016	Jan. 31, 2016	Jan. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted Average Exercise Prices
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.92				$ 1.44		$ 1.10
Plans
Available for Grant
Available for grant, beginning		438,375			350,875
Granted		(2,635,000)
Cancelled		358,416	87,500
Available for grant, ending	350,875	2,140,100	438,375	2,140,100		350,875
Shares authorized for issuance		4,000,000		4,000,000
Shares
Outstanding, Beginning		2,562,775			2,704,608
Exercised		(18,334)	(54,333)
Cancelled		(358,416)	(87,500)
Outstanding, Ending	2,704,608	4,821,025	2,562,775	4,821,025		2,704,608
Granted		2,635,000
Vested and exercisable		1,547,679		1,547,679
Vested and expected to vest		4,295,839		4,295,839
Weighted Average Exercise Prices
Outstanding, Beginning		$ 1.61			$ 1.59
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		0.64
Exercised		0.35	$ 0.33
Cancelled		2.19	1.85
Outstanding, Ending	$ 1.59	$ 0.95	$ 1.61	$ 0.95		$ 1.59
Granted		2,635,000
Vested and exercisable		$ 1.12		1.12
Vested and expected to vest		$ 0.97		$ 0.97
Remaining Contractual Life
Outstanding			8 years 5 months 1 day	8 years 11 months 9 days		8 years 4 months 13 days
Vested and exercisable				7 years 8 months 5 days
Vested and expected to vest				8 years 10 months 6 days
Aggregate Intrinsic Value
Outstanding	$ 1,343	$ 502	$ 340	$ 502		$ 1,343
Vested and exercisable		237		237
Vested and expected to vest		$ 462		$ 462
2014 Equity Incentive Plan
Available for Grant
Available for grant, beginning	1,163,000		350,875	350,875	1,043,000		94,000	1,550,000
Granted	(130,000)				(1,274,000)		(891,000)	(1,456,000)
Cancelled	10,000				581,875		160,000
Expired upon termination of the 2014 Plan		(21,691)
Available for grant, ending	1,043,000				350,875	1,043,000	1,163,000	94,000
Shares
Outstanding, Beginning	2,609,357		2,704,608	2,704,608	2,689,252		2,606,000	1,150,000
Exercised	(40,105)				(676,769)		(727,643)
Cancelled	(10,000)				(581,875)		(160,000)
Outstanding, Ending	2,689,252				2,704,608	2,689,252	2,609,357	2,606,000
Granted	130,000				1,274,000		891,000	1,456,000
Vested and exercisable					1,059,709
Vested and expected to vest					2,467,713
Weighted Average Exercise Prices
Outstanding, Beginning	$ 0.82		$ 1.59	$ 1.59	$ 0.91		$ 0.25	$ 0.06
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	2.75				2.25		1.85	0.40
Exercised	0.95				0.12		0.14
Cancelled	1.85				1.59		0.37
Outstanding, Ending	$ 0.91				$ 1.59	$ 0.91	$ 0.82	$ 0.25
Granted	130,000				1,274,000		891,000	1,456,000
Vested and exercisable					$ 1.13
Vested and expected to vest					$ 1.55
Remaining Contractual Life
Outstanding	8 years 6 months 29 days				8 years 4 months 13 days		8 years 6 months 7 days
Vested and exercisable					7 years 4 months 2 days
Vested and expected to vest					8 years 3 months 15 days
Aggregate Intrinsic Value
Outstanding	$ 5,625				$ 1,343	$ 5,625	$ 5,686
Vested and exercisable					794
Vested and expected to vest					$ 1,287
Outside the 2014 Equity Incentive Plan
Available for Grant
Granted					(660,000)
Shares
Outstanding, Beginning		660,000	660,000	660,000
Outstanding, Ending		660,000	660,000	660,000	660,000
Granted					660,000
Vested and expected to vest		561,692		561,692	529,212
Weighted Average Exercise Prices
Outstanding, Beginning		$ 1.44	$ 1.44	$ 1.44
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 1.44
Outstanding, Ending		1.44	$ 1.44	1.44	$ 1.44
Granted					660,000
Vested and expected to vest		$ 1.44		$ 1.44	$ 1.44
Remaining Contractual Life
Outstanding			9 years 2 months 19 days	9 years 2 months 19 days	9 years 8 months 19 days
Vested and expected to vest			9 years 2 months 19 days		9 years 8 months 19 days
Aggregate Intrinsic Value
Outstanding					$ 227
Vested and expected to vest					$ 182
Outside the 2014 Equity Incentive Plan | First anniversary
Available for Grant
Vesting percentage				25.00%	25.00%
Outside the 2014 Equity Incentive Plan | Subsequent to first anniversary
Available for Grant
Vesting percentage				2.083%	2.083%